Significant Accounting Policies (Schedule of Estimated Useful Lives of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	next 10 years
Communications network [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	5%
Communications network [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	25%
Control and testing equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	15%
Control and testing equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	25%
Vehicles [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	15%
Vehicles [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	33%
Computers and hardware [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	15%
Computers and hardware [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	33%
Furniture and landline communications equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	6%
Furniture and landline communications equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	33%